Investment Objectives and Goals	Mar. 31, 2025
Invesco® V.I. Nasdaq 100 Buffer Fund - March | Invesco® V.I. Nasdaq 100 Buffer Fund - March
Prospectus [Line Items]
Risk/Return [Heading]	Invesco® V.I. Nasdaq 100 Buffer Fund - March
Invesco® V.I. S&P 500 Buffer Fund - March | Invesco® V.I. S&P 500 Buffer Fund - March
Prospectus [Line Items]
Risk/Return [Heading]	Invesco® V.I. S&P 500 Buffer Fund - March